Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Liabilities:
Differences between book and tax basis of property	$ (903)	$ (961)
Deferred Tax Liabilities, Investment in US Tax Partnerships	(582)	(629)
Deferred income taxes	1,139	977
Other taxable temporary differences	(350)	(418)
Deferred Tax Liabilities, Gross	(1,835)	(2,008)
Deferred Tax Assets:
Operating loss carryforwards	1,129	979
Capital loss carryforwards	62	77
Bad debt and other book provisions	57	380
Tax credit carryforwards	62	68
Other deductible temporary differences	282	464
Total gross deferred tax asset	1,592	1,968
Less: Valuation allowance	(577)	(528)
Total net deferred tax asset	1,015	1,440
Total deferred tax liability	$ (820)	$ (568)